Equity Accounted Investees, Other Investments and Non-Current Accounts Receivable - Summary of Other Investments and Non-current Accounts Receivable (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Miscellaneous non-current assets [abstract]
Non-current accounts receivable	$ 197	$ 220
Investments at fair value through the income statement	34	22
Non-current portion of valuation of derivative financial instruments	2	15
Investments in strategic equity securities	3	11
Other investments and non-current accounts receivable	$ 236	$ 268	[1]	$ 293

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.